Recently issued accounting pronouncements	6 Months Ended
Jun. 30, 2026
Accounting Standards Update and Change in Accounting Principle [Abstract]
Recently issued accounting pronouncements	Recently issued accounting pronouncements
(a)Recently adopted accounting pronouncements
There were no recently adopted accounting pronouncements that had a material impact on the Company’s unaudited interim condensed consolidated financial statements.
(b)Recently issued accounting guidance not yet adopted
Management has evaluated all Accounting Standards Updates (“ASUs”) issued by the Financial Accounting Standards Board through the date these unaudited interim condensed consolidated financial statements were issued. There were no recently issued ASUs not yet adopted that are expected to have a material impact on the Company’s unaudited interim condensed consolidated financial statements.